MARKETABLE SECURITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 987	$ 957	$ (197)
Impairment of available for sale marketable securities	0	700	714
Marketable Securities Fair Value			513
Proceeds from Sale and Maturity of Available-for-sale Securities	0	2,674	1,507
Available-for-sale Securities, Gross Unrealized Loss, Total	0	0
Business Acquisition, Purchase Price Allocation, Intangible Assets Other than Goodwill	0	31	20
Outstanding Over Twelve Month Period [Member]
Available-for-sale Securities, Gross Unrealized Loss, Total			$ 518